Property and Equipment (Details) - Schedule of Property and Equipment and Accumulated Depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost, Balance at beginning of year	$ 2,423	$ 1,407
Additions	55	74
Consolidation of Gix Internet (note 4F)		967
Cost, Currency translation	(2)	(25)
Cost, Balance at ending of year	2,476	2,423
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	2,015	1,330
Consolidation of Gix Internet (note 4F)		606
Accumulated Depreciation, Additions	106	99
Accumulated Depreciation, Currency translation	3	(20)
Accumulated Depreciation, Balance at ending of year	2,123	2,015
Accumulated Depreciation, Property and Equipment, net	353	408
Machinery and equipment [Member]
Cost:
Cost, Balance at beginning of year	735	735
Additions	48
Consolidation of Gix Internet (note 4F)
Cost, Currency translation	(2)
Cost, Balance at ending of year	781	735
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	689	692
Consolidation of Gix Internet (note 4F)
Accumulated Depreciation, Additions	63	10
Accumulated Depreciation, Currency translation	2	(13)
Accumulated Depreciation, Balance at ending of year	754	689
Accumulated Depreciation, Property and Equipment, net	27	46
Leasehold improvements and furniture [Member]
Cost:
Cost, Balance at beginning of year	592	135
Additions	7	42
Consolidation of Gix Internet (note 4F)		425
Cost, Currency translation		(10)
Cost, Balance at ending of year	599	592
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	372	126
Consolidation of Gix Internet (note 4F)		205
Accumulated Depreciation, Additions	41	48
Accumulated Depreciation, Currency translation	1	(7)
Accumulated Depreciation, Balance at ending of year	414	372
Accumulated Depreciation, Property and Equipment, net	185	220
Computer programs [Member]
Cost:
Cost, Balance at beginning of year	1,096	537
Additions		32
Consolidation of Gix Internet (note 4F)		542
Cost, Currency translation		(15)
Cost, Balance at ending of year	1,096	1,096
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	954	512
Consolidation of Gix Internet (note 4F)		401
Accumulated Depreciation, Additions	1	41
Accumulated Depreciation, Currency translation
Accumulated Depreciation, Balance at ending of year	955	954
Accumulated Depreciation, Property and Equipment, net	$ 141	$ 142